Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ (681,909)	$ (784,931)	$ (839,253)
Ending Balance	(655,479)	(681,909)	(784,931)
Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	5,648,944	5,472,279	5,354,282
Effects in profit and loss	176,710	102,067	191,999
Allocation to recoverable taxes			(79,786)
Other comprehensive income	140,709	74,598	5,784
Ending Balance	5,966,363	5,648,944	5,472,279
Derivative financial instruments [Member] | Deferred Tax Liability
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	82,370	(39,492)	(30,667)
Effects in profit and loss	15,030	44,931	(8,825)
Other comprehensive income	128,148	76,931
Ending Balance	225,548	82,370	(39,492)
Expected credit loss [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	10,831	10,636	7,209
Effects in profit and loss	18,647	195	3,427
Ending Balance	29,478	10,831	10,636
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(76,881)	(96,496)	(103,782)
Ending Balance	(75,262)	(76,881)	(96,496)
Machinery, equipment and improvements on leased assets [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	50,590	46,723	37,645
Effects in profit and loss	5,708	3,867	9,078
Ending Balance	56,298	50,590	46,723
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(1,712)	(1,905)	(2,008)
Ending Balance	(1,731)	(1,712)	(1,905)
Improvements to concession assets [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	605,051	567,497	511,166
Effects in profit and loss	52,421	37,554	56,331
Ending Balance	657,472	605,051	567,497
Airport concessions and rights to use airport facilities [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	4,654,502	4,592,116	4,461,211
Effects in profit and loss	36,880	62,386	130,905
Ending Balance	4,691,382	4,654,502	4,592,116
Other acquired rights [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	143,596	139,268	130,776
Effects in profit and loss	3,384	4,328	8,492
Ending Balance	146,980	143,596	139,268
Other temporary differences [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	449	445	387
Effects in profit and loss	(134)	4	58
Ending Balance	315	449	445
Unused tax losses [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	51,304	113,257	170,990
Effects in profit and loss	44,582	(61,953)	(57,733)
Ending Balance	95,886	51,304	113,257
Employee benefits [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	30,373	27,805	27,257
Effects in profit and loss	(1,487)	4,901	(5,236)
Other comprehensive income	12,561	(2,333)	5,784
Ending Balance	41,447	30,373	27,805
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	13,604	14,458	16,238
Ending Balance	12,796	13,604	14,458
Accruals [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	19,878	14,024	12,966
Effects in profit and loss	1,679	5,854	1,058
Ending Balance	$ 21,557	$ 19,878	14,024
Unused tax credits [Member] | Deferred Tax Asset
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance			25,342
Effects in profit and loss			54,444
Allocation to recoverable taxes			$ (79,786)